UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2011

1.808778.107

VIPEI-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.3%
Autoliv, Inc.	237,800	$ 11,533,300
Cooper Tire & Rubber Co.	211,100	2,298,879
		13,832,179
Distributors - 0.2%
Li & Fung Ltd.	7,078,000	11,810,072
Hotels, Restaurants & Leisure - 0.1%
Einstein Noah Restaurant Group, Inc.	354,866	4,552,931
Household Durables - 0.6%
KB Home	476,148	2,790,227
Lennar Corp. Class A	603,166	8,166,868
PulteGroup, Inc. (a)	1,665,768	6,579,784
Whirlpool Corp.	232,559	11,607,020
		29,143,899
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	206,366	6,729,595
Media - 2.8%
Comcast Corp. Class A	3,410,336	71,276,022
Interpublic Group of Companies, Inc.	938,077	6,754,154
Time Warner, Inc.	1,948,374	58,392,769
		136,422,945
Multiline Retail - 1.2%
Macy's, Inc.	361,420	9,512,574
Target Corp.	1,011,728	49,615,141
		59,127,715
Specialty Retail - 0.8%
Best Buy Co., Inc.	826,724	19,262,669
Lowe's Companies, Inc.	774,078	14,970,669
OfficeMax, Inc. (a)	510,643	2,476,619
		36,709,957
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	51,796	6,294,250
TOTAL CONSUMER DISCRETIONARY		304,623,543
CONSUMER STAPLES - 9.7%
Beverages - 1.2%
PepsiCo, Inc.	952,252	58,944,399
Food & Staples Retailing - 0.9%
Safeway, Inc.	544,103	9,048,433
Wal-Mart Stores, Inc.	683,650	35,481,435
		44,529,868
Food Products - 0.7%
Danone	369,700	22,883,971
Unilever NV (NY Reg.)	391,600	12,331,484
		35,215,455
Household Products - 3.7%
Kimberly-Clark Corp.	596,122	42,330,623

	Shares	Value
Procter & Gamble Co.	2,086,626	$ 131,833,031
Reckitt Benckiser Group PLC	186,001	9,495,466
		183,659,120
Tobacco - 3.2%
Altria Group, Inc.	1,470,170	39,415,258
British American Tobacco PLC sponsored ADR	771,500	65,369,195
Lorillard, Inc.	221,859	24,559,791
Philip Morris International, Inc.	444,205	27,709,508
		157,053,752
TOTAL CONSUMER STAPLES		479,402,594
ENERGY - 12.1%
Energy Equipment & Services - 1.5%
Exterran Partners LP	630,715	13,825,273
Halliburton Co.	108,200	3,302,264
Noble Corp.	816,102	23,952,594
Transocean Ltd. (United States)	627,850	29,973,559
Trinidad Drilling Ltd.	708,700	4,090,084
		75,143,774
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	248,080	19,905,939
ARC Resources Ltd. (d)	399,700	8,601,767
BP PLC sponsored ADR	777,506	28,044,641
Buckeye Partners LP	100,550	6,285,381
Chevron Corp.	2,215,729	204,999,243
Daylight Energy Ltd. (d)	1,792,400	9,062,024
EXCO Resources, Inc.	1,058,016	11,341,932
Exxon Mobil Corp.	995,971	72,337,374
Kinder Morgan Holding Co. LLC	222,200	5,752,758
Legacy Reserves LP	487,101	12,640,271
Penn West Petroleum Ltd. (d)	1,104,700	16,386,612
Pioneer Southwest Energy Partners LP	126,202	3,050,302
Royal Dutch Shell PLC Class A sponsored ADR	1,278,000	78,622,560
Total SA sponsored ADR	1,004,100	44,049,867
		521,080,671
TOTAL ENERGY		596,224,445
FINANCIALS - 22.4%
Capital Markets - 4.4%
AllianceBernstein Holding LP	142,600	1,946,490
Apollo Global Management LLC Class A	349,384	3,577,692
Ashmore Group PLC	4,029,552	20,395,129
Bank of New York Mellon Corp.	1,698,099	31,567,660
Goldman Sachs Group, Inc.	536,256	50,703,005
KKR & Co. LP	2,242,043	23,317,247
Man Group PLC	2,199,709	5,781,228
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	4,013,777	$ 54,185,990
The Blackstone Group LP	2,068,600	24,781,828
		216,256,269
Commercial Banks - 6.0%
BB&T Corp.	1,667,798	35,574,131
Comerica, Inc.	419,120	9,627,186
M&T Bank Corp.	269,793	18,858,531
Standard Chartered PLC (United Kingdom)	343,552	6,896,457
SunTrust Banks, Inc.	541,880	9,726,746
U.S. Bancorp	1,364,738	32,125,933
Wells Fargo & Co.	7,481,309	180,449,173
		293,258,157
Diversified Financial Services - 4.8%
Citigroup, Inc.	649,500	16,640,190
JPMorgan Chase & Co.	6,209,662	187,035,019
KKR Financial Holdings LLC	2,787,735	20,712,871
New Academy Holding Co. LLC unit (g)(h)	127,200	12,770,880
		237,158,960
Insurance - 3.6%
ACE Ltd.	504,400	30,566,640
AFLAC, Inc.	236,300	8,258,685
Berkshire Hathaway, Inc. Class B (a)	255,300	18,136,512
Cincinnati Financial Corp. (d)	282,800	7,446,124
Everest Re Group Ltd.	324,400	25,750,872
Fidelity National Financial, Inc. Class A	840,586	12,760,095
Hanover Insurance Group, Inc.	297,770	10,570,835
MetLife, Inc.	764,900	21,424,849
MetLife, Inc. unit (a)	164,700	9,346,725
Old Republic International Corp.	722,400	6,443,808
The Chubb Corp.	348,400	20,900,516
Validus Holdings Ltd.	255,400	6,364,568
		177,970,229
Real Estate Investment Trusts - 3.1%
American Capital Agency Corp.	567,988	15,392,475
Annaly Capital Management, Inc.	1,291,400	21,475,982
Brandywine Realty Trust (SBI)	934,300	7,483,743
Chimera Investment Corp.	3,709,650	10,275,731
Digital Realty Trust, Inc. (d)	120,600	6,652,296
HCP, Inc.	501,632	17,587,218
Highwoods Properties, Inc. (SBI)	310,338	8,770,152
Omega Healthcare Investors, Inc.	469,700	7,482,321
Rayonier, Inc.	265,222	9,757,517
Two Harbors Investment Corp.	1,294,950	11,434,409
Ventas, Inc.	481,273	23,774,886
Weyerhaeuser Co.	687,780	10,694,979
		150,781,709

	Shares	Value
Thrifts & Mortgage Finance - 0.5%
First Niagara Financial Group, Inc.	1,882,241	$ 17,222,505
New York Community Bancorp, Inc.	743,533	8,848,043
		26,070,548
TOTAL FINANCIALS		1,101,495,872
HEALTH CARE - 11.2%
Biotechnology - 0.2%
PDL BioPharma, Inc. (d)	2,009,400	11,152,170
Health Care Equipment & Supplies - 0.6%
Covidien PLC	468,700	20,669,670
Meridian Bioscience, Inc.	382,100	6,014,254
		26,683,924
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	723,741	9,075,712
Medco Health Solutions, Inc. (a)	145,500	6,822,495
		15,898,207
Pharmaceuticals - 10.1%
Abbott Laboratories	807,100	41,275,094
AstraZeneca PLC sponsored ADR (d)	256,000	11,356,160
GlaxoSmithKline PLC	1,941,119	40,064,138
Johnson & Johnson	1,112,030	70,847,431
Merck & Co., Inc.	3,475,272	113,676,147
Pfizer, Inc.	8,020,515	141,802,705
Roche Holding AG (participation certificate)	229,201	37,197,117
Sanofi-aventis	523,789	34,454,458
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,300	4,663,666
		495,336,916
TOTAL HEALTH CARE		549,071,217
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	330,625	14,517,744
Lockheed Martin Corp.	317,400	23,055,936
The Boeing Co.	232,984	14,097,862
United Technologies Corp.	229,402	16,140,725
		67,812,267
Building Products - 0.0%
Lennox International, Inc.	75,800	1,954,124
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	270,674	6,788,504
Healthcare Services Group, Inc.	75,710	1,221,959
Republic Services, Inc.	1,586,500	44,517,190
US Ecology, Inc.	59,291	917,232
		53,444,885
Construction & Engineering - 0.2%
Chiyoda Corp.	958,000	9,340,335
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.4%
General Electric Co.	7,423,587	$ 113,135,466
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	2,873,100	51,543,414
		164,678,880
Machinery - 1.1%
Briggs & Stratton Corp.	686,467	9,274,169
Charter International PLC	525,100	7,100,944
Douglas Dynamics, Inc.	882,200	11,274,516
Harsco Corp.	116,600	2,260,874
Ingersoll-Rand Co. Ltd.	598,588	16,814,337
PACCAR, Inc.	132,940	4,496,031
Parker Hannifin Corp.	38,200	2,411,566
		53,632,437
Professional Services - 0.4%
Bureau Veritas SA	107,597	7,807,622
Michael Page International PLC	2,207,809	12,700,108
		20,507,730
Road & Rail - 0.6%
Union Pacific Corp.	363,790	29,710,729
Trading Companies & Distributors - 0.1%
Watsco, Inc.	124,500	6,361,950
TOTAL INDUSTRIALS		407,443,337
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.7%
Cisco Systems, Inc.	4,876,353	75,534,708
HTC Corp.	291,900	6,411,319
		81,946,027
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	1,645,550	36,942,598
Seagate Technology	211,100	2,170,108
		39,112,706
Electronic Equipment & Components - 0.9%
Coretronic Corp.	2,757,000	2,104,869
Corning, Inc.	2,351,000	29,058,360
Everlight Electronics Co. Ltd.	2,967,000	5,048,353
TE Connectivity Ltd.	397,238	11,178,277
		47,389,859
IT Services - 3.1%
International Business Machines Corp.	308,200	53,944,246
Paychex, Inc.	2,715,021	71,595,104
Visa, Inc. Class A	301,781	25,868,667
		151,408,017
Semiconductors & Semiconductor Equipment - 2.0%
ASM Pacific Technology Ltd.	1,131,300	11,042,766

	Shares	Value
Epistar Corp.	2,165,000	$ 3,762,698
KLA-Tencor Corp.	947,981	36,288,713
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	4,261,128	20,368,192
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,296,000	26,243,280
		97,705,649
Software - 0.7%
CA, Inc.	488,819	9,487,977
Microsoft Corp.	1,094,600	27,244,594
		36,732,571
TOTAL INFORMATION TECHNOLOGY		454,294,829
MATERIALS - 0.5%
Chemicals - 0.4%
Cabot Corp.	225,800	5,595,324
Olin Corp.	134,200	2,416,942
PPG Industries, Inc.	166,436	11,760,368
		19,772,634
Metals & Mining - 0.1%
Commercial Metals Co.	442,971	4,212,654
TOTAL MATERIALS		23,985,288
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	3,507,777	100,041,800
CenturyLink, Inc.	1,153,849	38,215,479
Koninklijke KPN NV	903,757	11,988,662
Verizon Communications, Inc.	1,985,408	73,063,014
		223,308,955
UTILITIES - 6.4%
Electric Utilities - 4.8%
American Electric Power Co., Inc.	1,019,098	38,746,106
Duke Energy Corp.	2,673,300	53,439,267
El Paso Electric Co.	188,800	6,058,592
FirstEnergy Corp.	591,510	26,564,714
NextEra Energy, Inc.	510,580	27,581,532
PPL Corp.	1,432,010	40,869,565
Southern Co.	940,500	39,848,985
		233,108,761
Multi-Utilities - 1.6%
Alliant Energy Corp.	150,220	5,810,510
National Grid PLC	2,865,900	28,413,195
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	298,392	$ 12,624,966
TECO Energy, Inc.	1,941,849	33,263,873
		80,112,544
TOTAL UTILITIES		313,221,305
TOTAL COMMON STOCKS (Cost $4,882,819,554)		4,453,071,385
Preferred Stocks - 4.1%

Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
General Motors Co. 4.75%	331,488	11,628,599
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	8,400	7,447,692
TOTAL CONSUMER DISCRETIONARY		19,076,291
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp. Series B, 8.00%	94,800	5,581,350
FINANCIALS - 0.9%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	9,000	9,450,000
Wells Fargo & Co. 7.50%	7,400	7,644,645
		17,094,645
Diversified Financial Services - 0.3%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (e)	715,390	5,429,810
Citigroup, Inc. 7.50%	88,700	7,063,181
		12,492,991
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25%	232,300	4,474,098
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	242,600	11,508,338
TOTAL FINANCIALS		45,570,072
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	54,493	10,462,656
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	11,600	9,519,424
TOTAL HEALTH CARE		19,982,080

	Shares	Value
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	111,900	$ 5,993,644
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	205,300	10,053,541
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp. 8.75%	263,200	14,327,950
TOTAL CONVERTIBLE PREFERRED STOCKS		120,584,928
Nonconvertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.7%
Porsche Automobil Holding SE (Germany)	600,875	29,154,970
Volkswagen AG	389,500	52,211,302
		81,366,272
TOTAL PREFERRED STOCKS (Cost $250,608,843)		201,951,200
Corporate Bonds - 2.2%
	Principal Amount
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 1,760,000	2,824,096
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15	12,650,000	11,258,500
TOTAL CONSUMER DISCRETIONARY		14,082,596
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 2.5% 5/15/37	12,610,000	11,921,494
Peabody Energy Corp. 4.75% 12/15/66	5,350,000	5,537,250
		17,458,744
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	10,438,000	4,383,960
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	$ 5,550,000	$ 6,016,755
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	10,950,000	11,931,120
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16 (e)	3,940,000	4,299,722
Internet Software & Services - 0.3%
Equinix, Inc.:
3% 10/15/14	2,950,000	3,094,550
4.75% 6/15/16	5,880,000	7,561,680
RightNow Technologies, Inc. 2.5% 11/15/30 (e)	1,870,000	2,411,131
		13,067,361
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	6,360,000	7,051,968
TOTAL INFORMATION TECHNOLOGY		24,419,051
MATERIALS - 0.3%
Metals & Mining - 0.3%
Newmont Mining Corp.:
1.25% 7/15/14	4,830,000	7,078,969
1.625% 7/15/17	3,700,000	5,560,360
		12,639,329
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	7,860,000	3,792,450
TOTAL CONVERTIBLE BONDS		94,724,005
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(f)	3,035,000	3,027,413
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18	1,410,000	1,480,500

	Principal Amount	Value
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (e)	$ 2,995,000	$ 3,152,238
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	8,138,000	6,896,955
TOTAL NONCONVERTIBLE BONDS		14,557,106
TOTAL CORPORATE BONDS (Cost $121,610,264)		109,281,111
Floating Rate Loans - 0.2%

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Asurion LLC term loan 9% 5/24/19 (f) (Cost $10,342,725)	10,320,000	9,752,400
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	139,375,232	139,375,232
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	55,920,796	55,920,796
TOTAL MONEY MARKET FUNDS (Cost $195,296,028)		195,296,028
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,460,677,414)		4,969,352,124
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(47,591,672)
NET ASSETS - 100%		$ 4,921,760,452
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,393,679 or 0.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,770,880 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,606
Fidelity Securities Lending Cash Central Fund	985,604
Total	$ 1,082,210
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 405,066,106	$ 385,808,342	$ 19,257,764	$ -
Consumer Staples	479,402,594	479,402,594	-	-
Energy	601,805,795	596,224,445	5,581,350	-
Financials	1,147,065,944	1,108,010,191	26,284,873	12,770,880
Health Care	569,053,297	485,015,277	84,038,020	-
Industrials	413,436,981	398,103,002	15,333,979	-
Information Technology	454,294,829	425,924,824	28,370,005	-
Materials	34,038,829	34,038,829	-	-
Telecommunication Services	223,308,955	223,308,955	-	-
Utilities	327,549,255	284,808,110	42,741,145	-
Corporate Bonds	109,281,111	-	109,281,111	-
Floating Rate Loans	9,752,400	-	9,752,400	-
Money Market Funds	195,296,028	195,296,028	-	-
Total Investments in Securities:	$ 4,969,352,124	$ 4,615,940,597	$ 340,640,647	$ 12,770,880
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(636,000)
Cost of Purchases	13,406,880
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,770,880
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (636,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $5,477,582,252. Net unrealized depreciation aggregated $508,230,128, of which $455,484,685 related to appreciated investment securities and $963,714,813 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

September 30, 2011

1.808779.107

VIPGRWT-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.8%
Gentex Corp.	1,140,474	$ 27,428,400
Automobiles - 1.1%
Harley-Davidson, Inc.	752,566	25,835,591
Tesla Motors, Inc. (a)(d)	521,977	12,731,019
		38,566,610
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	298,000	3,833,918
Kroton Educacional SA unit (a)	403,800	3,853,381
Weight Watchers International, Inc.	448,864	26,146,328
		33,833,627
Hotels, Restaurants & Leisure - 3.4%
Arcos Dorados Holdings, Inc.	98,900	2,293,491
Chipotle Mexican Grill, Inc. (a)	13,893	4,208,884
McDonald's Corp.	834,800	73,312,136
Starbucks Corp.	983,673	36,681,166
		116,495,677
Household Durables - 0.5%
Tupperware Brands Corp.	299,720	16,106,953
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	210,412	45,497,387
Media - 0.5%
Discovery Communications, Inc. Class C (non-vtg.) (a)	444,191	15,613,314
Multiline Retail - 1.7%
Dollar General Corp. (a)	206,645	7,802,915
Dollarama, Inc.	722,140	25,005,897
Dollarama, Inc. (a)(e)	128,200	4,439,244
Target Corp.	428,249	21,001,331
		58,249,387
Specialty Retail - 4.5%
AutoZone, Inc. (a)	27,100	8,650,049
Bed Bath & Beyond, Inc. (a)	354,026	20,289,230
GNC Holdings, Inc.	373,540	7,515,625
Home Depot, Inc.	298,200	9,801,834
Lowe's Companies, Inc.	639,091	12,360,020
Ross Stores, Inc.	299,409	23,560,494
TJX Companies, Inc.	375,250	20,815,118
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	446,213	27,767,835
Vitamin Shoppe, Inc. (a)	597,092	22,355,124
		153,115,329
Textiles, Apparel & Luxury Goods - 0.7%
Arezzo Industria e Comercio SA	19,000	191,919

	Shares	Value
Burberry Group PLC	171,987	$ 3,149,334
NIKE, Inc. Class B	230,313	19,694,065
		23,035,318
TOTAL CONSUMER DISCRETIONARY		527,942,002
CONSUMER STAPLES - 7.3%
Beverages - 1.2%
The Coca-Cola Co.	574,141	38,788,966
Food & Staples Retailing - 0.4%
Chefs' Warehouse Holdings (a)	56,700	666,792
Costco Wholesale Corp.	69,600	5,715,552
Droga Raia SA	183,000	2,500,319
Drogasil SA	288,600	1,726,077
Whole Foods Market, Inc.	63,242	4,130,335
		14,739,075
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (a)	315,255	29,299,800
Mead Johnson Nutrition Co. Class A	315,569	21,720,614
		51,020,414
Household Products - 0.9%
Colgate-Palmolive Co.	346,642	30,740,213
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	46,176	4,056,100
Herbalife Ltd.	755,814	40,511,630
		44,567,730
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	323,600	27,418,628
Philip Morris International, Inc.	614,400	38,326,272
		65,744,900
TOTAL CONSUMER STAPLES		245,601,298
ENERGY - 10.2%
Energy Equipment & Services - 6.9%
Aker Solutions ASA	723,186	7,004,178
Baker Hughes, Inc.	1,112,938	51,373,218
Cameron International Corp. (a)	284,200	11,805,668
Dresser-Rand Group, Inc. (a)	336,291	13,629,874
Halliburton Co.	2,208,930	67,416,544
ION Geophysical Corp. (a)	792,300	3,747,579
Kvaerner ASA (a)	350,986	464,609
National Oilwell Varco, Inc.	217,900	11,160,838
Oceaneering International, Inc.	518,412	18,320,680
Schlumberger Ltd.	588,233	35,135,157
Transocean Ltd. (United States)	306,009	14,608,870
		234,667,215
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	157,500	9,930,375
Apache Corp.	101,719	8,161,933
Atlas Pipeline Partners, LP	369,741	11,044,164
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	183,792	$ 13,074,963
Noble Energy, Inc.	131,000	9,274,800
Occidental Petroleum Corp.	569,600	40,726,400
Pioneer Natural Resources Co.	71,000	4,669,670
Valero Energy Corp.	441,800	7,855,204
Whiting Petroleum Corp. (a)	173,600	6,089,888
		110,827,397
TOTAL ENERGY		345,494,612
FINANCIALS - 3.6%
Capital Markets - 2.0%
BlackRock, Inc. Class A	158,309	23,431,315
Charles Schwab Corp.	848,448	9,562,009
GP Investments Ltd. (depositary receipt) (a)	1,332,389	3,187,534
Invesco Ltd.	1,149,951	17,835,740
JMP Group, Inc.	127,100	738,451
Noah Holdings Ltd. sponsored ADR (d)	642,700	5,912,840
T. Rowe Price Group, Inc.	188,480	9,003,690
		69,671,579
Consumer Finance - 0.3%
Shriram Transport Finance Co. Ltd.	714,622	8,869,019
Diversified Financial Services - 0.9%
CME Group, Inc.	119,461	29,435,190
Real Estate Investment Trusts - 0.1%
Public Storage	45,500	5,066,425
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	918,200	9,377,258
TOTAL FINANCIALS		122,419,471
HEALTH CARE - 4.8%
Biotechnology - 0.6%
Amarin Corp. PLC ADR (a)	560,300	5,154,760
Amgen, Inc.	176,400	9,693,180
Biogen Idec, Inc. (a)	55,200	5,141,880
		19,989,820
Health Care Providers & Services - 0.4%
HMS Holdings Corp. (a)	192,600	4,697,514
Odontoprev SA	119,100	1,759,590
VCA Antech, Inc. (a)	430,221	6,874,932
		13,332,036
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	122,138	4,997,887
Pharmaceuticals - 3.7%
Aegerion Pharmaceuticals, Inc.	123,800	1,568,546
Allergan, Inc.	169,412	13,956,161
Novo Nordisk A/S Series B	441,663	44,047,322

	Shares	Value
Perrigo Co.	288,337	$ 28,000,406
Valeant Pharmaceuticals International, Inc. (Canada)	1,023,419	38,132,926
		125,705,361
TOTAL HEALTH CARE		164,025,104
INDUSTRIALS - 15.9%
Aerospace & Defense - 8.0%
Esterline Technologies Corp. (a)	287,078	14,882,124
Goodrich Corp.	623,579	75,253,514
Honeywell International, Inc.	663,616	29,139,379
Precision Castparts Corp.	295,700	45,969,522
TransDigm Group, Inc. (a)	172,348	14,075,661
United Technologies Corp.	1,287,570	90,593,425
		269,913,625
Building Products - 0.3%
A.O. Smith Corp.	347,191	11,120,528
Commercial Services & Supplies - 0.7%
Cintas Corp.	379,163	10,669,647
KAR Auction Services, Inc. (a)	442,050	5,353,226
Waste Connections, Inc.	213,450	7,218,879
		23,241,752
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	434,969	14,045,149
Electrical Equipment - 2.6%
AMETEK, Inc.	222,486	7,335,363
Emerson Electric Co.	830,064	34,289,944
Polypore International, Inc. (a)	351,956	19,892,553
Regal-Beloit Corp.	178,000	8,077,640
Roper Industries, Inc.	249,734	17,209,170
		86,804,670
Industrial Conglomerates - 1.3%
Danaher Corp.	1,061,535	44,520,778
Machinery - 0.7%
CLARCOR, Inc.	477,301	19,750,715
Flowserve Corp.	67,700	5,009,800
		24,760,515
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)	97,726	3,899,267
IHS, Inc. Class A (a)	118,600	8,872,466
Qualicorp SA	589,800	4,389,793
Robert Half International, Inc.	469,513	9,963,066
		27,124,592
Trading Companies & Distributors - 1.1%
Mills Estruturas e Servicos de Engenharia SA	684,800	7,026,390
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
MSC Industrial Direct Co., Inc. Class A	65,900	$ 3,720,714
W.W. Grainger, Inc.	171,300	25,616,202
		36,363,306
TOTAL INDUSTRIALS		537,894,915
INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 2.2%
QUALCOMM, Inc.	1,503,155	73,098,428
Computers & Peripherals - 9.2%
Apple, Inc. (a)	743,130	283,266,289
EMC Corp. (a)	614,785	12,904,337
NetApp, Inc. (a)	135,977	4,615,059
OCZ Technology Group, Inc. (a)(d)	1,026,430	4,978,186
SanDisk Corp. (a)	175,766	7,092,158
		312,856,029
Electronic Equipment & Components - 0.4%
IPG Photonics Corp. (a)	122,980	5,342,251
Keyence Corp.	31,500	8,620,665
		13,962,916
Internet Software & Services - 6.1%
Baidu.com, Inc. sponsored ADR (a)	47,484	5,076,514
Dice Holdings, Inc. (a)	796,814	6,231,085
eBay, Inc. (a)	626,915	18,487,723
Google, Inc. Class A (a)	248,742	127,947,910
KIT Digital, Inc. (a)(d)	1,484,546	12,470,186
Mercadolibre, Inc.	81,042	4,356,008
Velti PLC (a)	1,277,200	8,442,292
VeriSign, Inc.	828,377	23,699,866
		206,711,584
IT Services - 3.7%
Accenture PLC Class A	1,215,466	64,030,749
Cognizant Technology Solutions Corp. Class A (a)	456,136	28,599,727
Fidelity National Information Services, Inc.	398,238	9,685,148
Heartland Payment Systems, Inc.	671,910	13,250,065
MasterCard, Inc. Class A	22,800	7,231,248
ServiceSource International, Inc. (d)	177,300	2,342,133
		125,139,070
Semiconductors & Semiconductor Equipment - 2.2%
ARM Holdings PLC sponsored ADR	1,144,547	29,185,949
ASML Holding NV	217,200	7,502,088
Avago Technologies Ltd.	365,522	11,978,156
Broadcom Corp. Class A	480,685	16,002,004
Linear Technology Corp.	299,000	8,267,350
		72,935,547

	Shares	Value
Software - 8.5%
ANSYS, Inc. (a)	292,448	$ 14,341,650
Ariba, Inc. (a)	1,520,020	42,119,754
Check Point Software Technologies Ltd. (a)	458,600	24,195,736
Citrix Systems, Inc. (a)	656,077	35,775,879
Computer Modelling Group Ltd.	485,900	6,169,349
Concur Technologies, Inc. (a)	78,159	2,909,078
Intuit, Inc.	524,056	24,861,217
Kingdee International Software Group Co. Ltd.	10,240,800	3,826,568
Oracle Corp.	2,377,516	68,329,810
RealPage, Inc. (a)	132,500	2,709,625
Red Hat, Inc. (a)	204,900	8,659,074
salesforce.com, Inc. (a)	285,582	32,636,311
SolarWinds, Inc. (a)	412,534	9,083,999
VMware, Inc. Class A (a)	158,577	12,746,419
		288,364,469
TOTAL INFORMATION TECHNOLOGY		1,093,068,043
MATERIALS - 6.2%
Chemicals - 3.3%
Albemarle Corp.	121,600	4,912,640
CF Industries Holdings, Inc.	106,250	13,110,188
Ecolab, Inc. (d)	155,300	7,592,617
FMC Corp.	244,827	16,932,235
Lanxess AG	97,200	4,719,483
Monsanto Co.	281,400	16,895,256
Praxair, Inc.	253,500	23,697,180
The Mosaic Co.	273,450	13,390,847
W.R. Grace & Co. (a)	325,170	10,828,161
		112,078,607
Metals & Mining - 2.9%
Grande Cache Coal Corp. (a)	2,994,606	11,883,584
Iluka Resources Ltd.	1,190,888	13,945,414
Kenmare Resources PLC (a)	15,642,211	8,295,299
Mirabela Nickel Ltd. (a)	3,650,695	4,650,363
Newmont Mining Corp.	660,660	41,555,514
Teck Resources Ltd. Class B (sub. vtg.)	141,500	4,173,595
Walter Energy, Inc. (d)	204,900	12,296,049
		96,799,818
TOTAL MATERIALS		208,878,425
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	460,355	$ 24,767,099
TIM Participacoes SA sponsored ADR (d)	1,297,395	30,566,626
		55,333,725
TOTAL COMMON STOCKS (Cost $3,173,894,978)		3,300,657,595
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.12% (b)	92,241,424	92,241,424
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	24,762,580	24,762,580
TOTAL MONEY MARKET FUNDS (Cost $117,004,004)		117,004,004
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,290,898,982)		3,417,661,599
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(31,495,229)
NET ASSETS - 100%		$ 3,386,166,370
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,439,244 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,056
Fidelity Securities Lending Cash Central Fund	373,985
Total	$ 432,041
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 527,942,002	$ 527,942,002	$ -	$ -
Consumer Staples	245,601,298	245,601,298	-	-
Energy	345,494,612	345,494,612	-	-
Financials	122,419,471	113,550,452	8,869,019	-
Health Care	164,025,104	119,977,782	44,047,322	-
Industrials	537,894,915	537,894,915	-	-
Information Technology	1,093,068,043	1,080,620,810	12,447,233	-
Materials	208,878,425	190,282,648	18,595,777	-
Telecommunication Services	55,333,725	55,333,725	-	-
Money Market Funds	117,004,004	117,004,004	-	-
Total Investments in Securities:	$ 3,417,661,599	$ 3,333,702,248	$ 83,959,351	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $3,299,655,790. Net unrealized appreciation aggregated $118,005,809, of which $531,752,030 related to appreciated investment securities and $413,746,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

September 30, 2011

1.808795.107

VIPHI-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.7%
	Principal Amount	Value
Aerospace - 0.5%
BE Aerospace, Inc. 6.875% 10/1/20	$ 2,105,000	$ 2,178,675
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (c)	3,910,000	3,597,200
		5,775,875
Air Transportation - 2.6%
American Airlines, Inc. 7.5% 3/15/16 (c)	3,730,000	2,984,000
AMR Corp. 9% 8/1/12	1,980,000	1,861,200
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	3,463,183	3,445,867
6.75% 9/15/15 (c)	4,090,000	3,926,400
Continental Airlines, Inc. 9.25% 5/10/17	961,515	961,515
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	1,816,275
6.75% 11/23/15	1,985,000	1,806,350
8.021% 8/10/22	1,875,071	1,828,194
8.954% 8/10/14	1,648,640	1,623,910
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	766,217	735,568
United Air Lines, Inc. 9.875% 8/1/13 (c)	725,000	741,313
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,661,473	2,395,326
9.75% 1/15/17	2,174,441	2,348,396
12% 1/15/16 (c)	747,138	771,420
		27,245,734
Automotive - 4.3%
American Axle & Manufacturing, Inc. 7.875% 3/1/17	2,470,000	2,272,400
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (c)	1,900,000	1,482,000
8.25% 6/15/21 (c)	3,540,000	2,725,800
Dana Holding Corp.:
6.5% 2/15/19	755,000	702,150
6.75% 2/15/21	1,710,000	1,590,300
Delphi Corp.:
5.875% 5/15/19 (c)	6,625,000	6,227,500
6.125% 5/15/21 (c)	1,475,000	1,386,500
Ford Motor Co. 7.45% 7/16/31	4,415,000	4,993,745
Ford Motor Credit Co. LLC:
5% 5/15/18	3,130,000	3,026,500
6.625% 8/15/17	3,200,000	3,328,000
7% 4/15/15	2,250,000	2,390,625
8% 12/15/16	4,870,000	5,317,597
12% 5/15/15	3,495,000	4,255,163

	Principal Amount	Value
General Motors Financial Co., Inc. 6.75% 6/1/18 (c)	$ 2,685,000	$ 2,577,600
Tenneco, Inc.:
6.875% 12/15/20	1,930,000	1,843,150
7.75% 8/15/18	1,685,000	1,706,063
		45,825,093
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
3.4784% 2/11/14 (d)	3,805,000	3,462,550
6.25% 12/1/17	2,150,000	1,849,000
		5,311,550
Broadcasting - 1.3%
Allbritton Communications Co. 8% 5/15/18	2,205,000	2,078,213
AMC Networks, Inc. 7.75% 7/15/21 (c)	1,690,000	1,706,900
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,775,000	1,554,000
11% 8/1/16 pay-in-kind (d)	1,758,662	861,744
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	905,000	877,850
Univision Communications, Inc.:
6.875% 5/15/19 (c)	1,915,000	1,704,350
7.875% 11/1/20 (c)	1,180,000	1,067,900
8.5% 5/15/21 (c)	4,985,000	3,751,213
		13,602,170
Building Materials - 0.8%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	2,520,000	2,394,000
6.875% 8/15/18 (c)	4,490,000	4,355,300
Headwaters, Inc. 7.625% 4/1/19	2,675,000	2,033,000
		8,782,300
Cable TV - 2.8%
Cablevision Systems Corp. 7.75% 4/15/18	1,340,000	1,350,050
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	3,255,000	3,075,975
7% 1/15/19	4,375,000	4,254,688
7% 1/15/19 (c)	955,000	926,350
7.25% 10/30/17	3,770,000	3,760,575
7.875% 4/30/18	985,000	1,002,238
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	9,165,000	9,165,000
CSC Holdings LLC 8.625% 2/15/19	1,215,000	1,333,463
Insight Communications, Inc. 9.375% 7/15/18 (c)	2,355,000	2,643,488
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (c)	$ 950,000	$ 916,750
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	1,735,000	1,604,875
		30,033,452
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	3,960,000	4,039,200
Griffon Corp. 7.125% 4/1/18	3,220,000	2,833,600
		6,872,800
Chemicals - 2.1%
Celanese US Holdings LLC 6.625% 10/15/18	1,030,000	1,081,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.875% 2/1/18	2,545,000	2,099,625
INEOS Group Holdings PLC 8.5% 2/15/16 (c)	1,855,000	1,372,700
Kinove German Bondco GmbH 9.625% 6/15/18 (c)	1,355,000	1,226,275
LBI Escrow Corp. 8% 11/1/17 (c)	2,525,000	2,758,563
Lyondell Chemical Co. 11% 5/1/18	7,280,000	7,862,400
Momentive Performance Materials, Inc. 9% 1/15/21	1,270,000	869,950
NOVA Chemicals Corp. 3.542% 11/15/13 (d)	5,325,000	5,112,000
		22,383,013
Consumer Products - 0.4%
NBTY, Inc. 9% 10/1/18	2,690,000	2,770,700
Reddy Ice Corp. 11.25% 3/15/15	1,075,000	980,938
		3,751,638
Containers - 0.9%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (c)	2,755,000	2,693,013
9.875% 8/15/19 (c)	2,715,000	2,443,500
Sealed Air Corp.:
8.125% 9/15/19 (c)	2,055,000	2,075,550
8.375% 9/15/21 (c)	2,055,000	2,070,413
		9,282,476
Diversified Financial Services - 5.6%
Aircastle Ltd. 9.75% 8/1/18	2,575,000	2,575,000
CIT Group, Inc.:
7% 5/1/15	26	26
7% 5/4/15 (c)	5,468,000	5,358,640
7% 5/1/16	44	42
7% 5/2/16 (c)	6,410,000	6,073,475
7% 5/2/17 (c)	6,772,000	6,399,540

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	$ 6,595,000	$ 6,586,756
8% 1/15/18	6,075,000	6,052,219
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	1,275,000	905,250
Ineos Finance PLC 9% 5/15/15 (c)	2,035,000	1,907,813
International Lease Finance Corp.:
5.65% 6/1/14	1,315,000	1,219,663
5.75% 5/15/16	1,635,000	1,459,238
8.625% 9/15/15	5,070,000	4,993,950
8.75% 3/15/17	965,000	960,175
8.875% 9/1/17	3,235,000	3,214,620
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	3,055,000	3,207,750
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,125,000	4,516,875
WM Finance Corp.:
9.5% 6/15/16 (c)	1,340,000	1,343,350
11.5% 10/1/18 (c)	2,635,000	2,331,975
		59,106,357
Diversified Media - 1.3%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(d)	1,915,000	1,847,975
Checkout Holding Corp. 0% 11/15/15 (c)	1,065,000	583,088
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,475,000	3,553,188
11.5% 5/1/16	1,445,000	1,643,688
11.625% 2/1/14	1,604,000	1,828,560
Quebecor Media, Inc.:
7.75% 3/15/16	2,350,000	2,320,625
7.75% 3/15/16	1,955,000	1,930,563
WMG Acqusition Corp. 9.5% 6/15/16	305,000	308,813
		14,016,500
Electric Utilities - 6.6%
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	5,775,000	5,948,250
Dynegy Holdings, Inc. 7.5% 6/1/15	3,190,000	2,009,700
GenOn Energy, Inc.:
9.5% 10/15/18	4,335,000	4,139,925
9.875% 10/15/20	2,005,000	1,944,850
InterGen NV 9% 6/30/17 (c)	4,225,000	4,298,938
IPALCO Enterprises, Inc. 5% 5/1/18 (c)	1,435,000	1,341,582
Mirant Americas Generation LLC:
8.5% 10/1/21	8,565,000	7,537,200
9.125% 5/1/31	7,590,000	6,375,600
NSG Holdings II, LLC 7.75% 12/15/25 (c)	10,695,000	10,374,130
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
NV Energy, Inc. 6.25% 11/15/20	$ 4,295,000	$ 4,489,310
Otter Tail Corp. 9% 12/15/16	2,460,000	2,650,650
Puget Energy, Inc. 6.5% 12/15/20	3,975,000	3,975,000
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,138,700
The AES Corp.:
7.75% 10/15/15	3,745,000	3,782,450
8% 10/15/17	2,060,000	2,070,300
9.75% 4/15/16	3,010,000	3,235,750
		70,312,335
Energy - 12.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	2,140,000	2,049,050
6.5% 5/20/21	3,215,000	3,102,475
Antero Resources Finance Corp.:
7.25% 8/1/19 (c)	2,695,000	2,519,825
9.375% 12/1/17	4,215,000	4,446,825
Calfrac Holdings LP 7.5% 12/1/20 (c)	2,440,000	2,305,800
Chesapeake Energy Corp.:
6.125% 2/15/21	1,215,000	1,221,075
6.875% 11/15/20	1,035,000	1,081,575
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (c)	415,000	394,250
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (c)	1,315,000	1,275,550
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	3,745,000	3,876,075
Denbury Resources, Inc. 6.375% 8/15/21	2,240,000	2,184,000
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (c)	3,990,000	3,910,200
Drummond Co., Inc. 7.375% 2/15/16	5,510,000	5,510,000
Edgen Murray Corp. 12.25% 1/15/15	4,760,000	4,188,800
Energy Transfer Equity LP 7.5% 10/15/20	2,655,000	2,728,013
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (c)	2,770,000	2,673,050
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	5,970,000	5,313,300
Exterran Holdings, Inc. 7.25% 12/1/18 (c)	4,800,000	4,608,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	3,119,000	2,619,960
Forbes Energy Services Ltd. 9% 6/15/19 (c)	4,680,000	4,258,800
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (c)	1,465,000	1,494,300

	Principal Amount	Value
Frontier Oil Corp.:
6.875% 11/15/18	$ 1,245,000	$ 1,257,450
8.5% 9/15/16	2,700,000	2,868,750
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	1,930,000	1,765,950
7% 10/1/18	2,290,000	2,152,600
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	3,895,000	3,856,050
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (c)	2,895,000	2,634,450
7.75% 2/1/21	2,390,000	2,372,075
8.625% 4/15/20	3,055,000	3,146,650
McJunkin Red Man Corp. 9.5% 12/15/16	6,970,000	6,412,400
Offshore Group Investment Ltd.:
11.5% 8/1/15	3,820,000	3,915,500
11.5% 8/1/15 (c)	570,000	584,250
Oil States International, Inc. 6.5% 6/1/19 (c)	3,995,000	3,925,088
Pan American Energy LLC 7.875% 5/7/21 (c)	6,345,000	6,313,275
Petrohawk Energy Corp.:
6.25% 6/1/19	2,280,000	2,599,200
7.25% 8/15/18	1,685,000	1,904,050
10.5% 8/1/14	725,000	807,433
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	3,583,725
Precision Drilling Corp.:
6.5% 12/15/21 (c)	290,000	287,100
6.625% 11/15/20	2,505,000	2,492,475
Quicksilver Resources, Inc.:
7.125% 4/1/16	5,325,000	4,845,750
11.75% 1/1/16	2,250,000	2,452,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (c)	900,000	846,000
7.875% 10/15/18	2,660,000	2,713,200
Venoco, Inc. 8.875% 2/15/19	2,290,000	1,980,850
		127,477,694
Environmental - 0.2%
Covanta Holding Corp. 7.25% 12/1/20	1,590,000	1,588,939
Food & Drug Retail - 0.4%
Rite Aid Corp.:
9.375% 12/15/15	1,310,000	1,106,950
9.5% 6/15/17	2,620,000	2,043,600
Tops Markets LLC 10.125% 10/15/15	1,500,000	1,515,000
		4,665,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 0.2%
US Foodservice, Inc. 8.5% 6/30/19 (c)	$ 2,445,000	$ 2,212,725
Gaming - 3.7%
Ameristar Casinos, Inc. 7.5% 4/15/21 (c)	2,360,000	2,336,400
Chukchansi Economic Development Authority:
3.917% 11/15/12 (c)(d)	1,010,000	684,275
8% 11/15/13 (c)	3,410,000	2,310,275
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (c)	4,240,000	4,006,800
11.5% 1/15/17 pay-in-kind (c)(d)	6,423,224	5,612,649
MGM Mirage, Inc.:
6.625% 7/15/15	6,655,000	5,606,838
6.75% 4/1/13	1,140,000	1,094,400
7.5% 6/1/16	1,325,000	1,129,563
7.625% 1/15/17	8,390,000	7,131,500
10% 11/1/16 (c)	3,185,000	3,009,825
11.375% 3/1/18	1,875,000	1,875,000
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (c)(d)	2,630,000	1,972,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	1,895,000	1,999,225
		38,769,250
Healthcare - 5.1%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (c)	5,100,000	4,666,500
Community Health Systems, Inc. 8.875% 7/15/15	5,500,000	5,390,000
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (c)	1,350,000	1,140,750
10.875% 11/15/14	4,365,000	4,299,525
Endo Pharmaceuticals Holdings, Inc. 7% 7/15/19 (c)	3,290,000	3,306,450
HCA, Inc.:
6.5% 2/15/20	2,840,000	2,754,800
9.875% 2/15/17	1,032,000	1,114,560
HealthSouth Corp. 7.25% 10/1/18	3,725,000	3,464,250
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (c)	8,105,000	6,605,575
Mylan, Inc.:
6% 11/15/18 (c)	2,000,000	1,965,000
7.625% 7/15/17 (c)	1,255,000	1,292,650
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	2,220,000	2,120,100
7% 1/15/16	1,665,000	1,694,138
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,869,384

	Principal Amount	Value
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	$ 3,700,000	$ 3,459,500
6.75% 8/15/21 (c)	1,325,000	1,166,000
6.875% 12/1/18 (c)	4,655,000	4,282,600
7% 10/1/20 (c)	375,000	336,563
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18	2,250,000	2,047,500
		53,975,845
Homebuilders/Real Estate - 3.2%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,255,000	3,116,663
KB Home 7.25% 6/15/18	7,170,000	5,592,600
Lennar Corp.:
5.6% 5/31/15	545,000	512,300
6.95% 6/1/18	2,940,000	2,587,200
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (c)	2,595,000	2,465,250
Realogy Corp. 7.875% 2/15/19 (c)	5,740,000	4,419,800
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	4,005,000	3,774,713
Standard Pacific Corp.:
8.375% 5/15/18	8,235,000	6,968,457
8.375% 1/15/21	2,375,000	1,947,500
10.75% 9/15/16	2,405,000	2,356,900
		33,741,383
Hotels - 0.7%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (c)	3,545,000	3,172,775
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (c)	2,165,000	2,100,050
9% 5/15/17	2,195,000	2,414,500
		7,687,325
Leisure - 1.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,080,000	3,080,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,865,000	1,939,600
NCL Corp. Ltd. 9.5% 11/15/18 (c)	1,800,000	1,822,500
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,873,988
yankee 7.25% 6/15/16	2,445,000	2,481,675
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	809,000	877,765
		12,075,528
Metals/Mining - 2.0%
Alpha Natural Resources, Inc. 6% 6/1/19	2,180,000	1,994,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	$ 2,060,000	$ 2,018,800
CONSOL Energy, Inc.:
8% 4/1/17	2,640,000	2,805,000
8.25% 4/1/20	1,760,000	1,865,600
Drummond Co., Inc. 9% 10/15/14 (c)	830,000	846,600
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	1,145,000	1,024,775
7% 11/1/15 (c)	5,570,000	5,207,950
Vedanta Resources PLC:
6.75% 6/7/16 (c)	5,180,000	4,144,000
8.25% 6/7/21 (c)	1,510,000	1,185,350
		21,092,775
Paper - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (c)	1,315,000	1,384,038
Publishing/Printing - 0.4%
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (c)	1,625,000	1,186,250
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	3,595,000	3,055,750
		4,242,000
Services - 3.1%
ARAMARK Corp.:
3.754% 2/1/15 (d)	7,820,000	7,233,500
8.5% 2/1/15	3,080,000	3,110,800
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (c)(d)	2,785,000	2,715,375
Audatex North America, Inc. 6.75% 6/15/18 (c)	2,820,000	2,777,700
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,096,000	1,090,520
7.75% 5/15/16	1,555,000	1,498,554
FTI Consulting, Inc. 6.75% 10/1/20	3,100,000	2,999,250
Hertz Corp.:
6.75% 4/15/19	2,490,000	2,241,000
7.5% 10/15/18	7,205,000	6,736,675
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)	2,345,000	2,157,400
		32,560,774
Shipping - 2.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,815,000	1,524,600
Navios Maritime Holdings, Inc. 8.875% 11/1/17	2,255,000	2,198,625
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	317,063

	Principal Amount	Value
8.125% 3/30/18	$ 2,895,000	$ 2,316,000
Ship Finance International Ltd. 8.5% 12/15/13	10,800,000	10,260,000
Swift Services Holdings, Inc. 10% 11/15/18	5,725,000	5,524,625
Teekay Corp. 8.5% 1/15/20	1,040,000	995,800
		23,136,713
Steel - 1.6%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	5,060,000	4,478,100
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	3,985,000	3,566,575
Severstal Columbus LLC 10.25% 2/15/18	5,610,000	5,722,200
Steel Dynamics, Inc. 7.625% 3/15/20	1,025,000	1,040,375
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,618,725
		16,425,975
Super Retail - 1.7%
Burlington Coat Factory Warehouse Corp. 10% 2/15/19 (c)	3,015,000	2,562,750
J. Crew Group, Inc. 8.125% 3/1/19	2,405,000	2,092,350
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	4,105,000	4,084,475
Sears Holdings Corp. 6.625% 10/15/18	5,100,000	4,245,750
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,575,000	3,521,375
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,475,000	1,416,000
		17,922,700
Technology - 6.3%
Advanced Micro Devices, Inc. 7.75% 8/1/20	2,800,000	2,786,000
Amkor Technology, Inc.:
6.625% 6/1/21 (c)	2,495,000	2,233,025
7.375% 5/1/18	5,590,000	5,408,325
Avaya, Inc.:
9.75% 11/1/15	2,435,000	1,741,025
10.125% 11/1/15 pay-in-kind (d)	2,415,000	1,738,800
CDW Escrow Corp. 8.5% 4/1/19 (c)	2,520,000	2,242,800
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)	1,695,000	1,678,050
Ceridian Corp.:
11.25% 11/15/15	1,855,000	1,530,375
12.25% 11/15/15 pay-in-kind (d)	2,540,000	2,044,700
CommScope, Inc. 8.25% 1/15/19 (c)	1,730,000	1,695,400
First Data Corp.:
9.875% 9/24/15	1,490,000	1,221,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
First Data Corp.: - continued
11.25% 3/31/16	$ 2,030,000	$ 1,370,250
Freescale Semiconductor, Inc.:
8.05% 2/1/20	6,035,000	5,461,675
9.25% 4/15/18 (c)	1,815,000	1,869,450
Jabil Circuit, Inc. 5.625% 12/15/20	1,460,000	1,430,800
Lucent Technologies, Inc.:
6.45% 3/15/29	6,625,000	5,498,750
6.5% 1/15/28	4,915,000	4,079,450
Sanmina-SCI Corp. 7% 5/15/19 (c)	7,430,000	6,464,100
Seagate HDD Cayman:
6.875% 5/1/20	2,430,000	2,162,700
7% 11/1/21 (c)	1,375,000	1,223,750
Sensata Technologies BV 6.5% 5/15/19 (c)	3,465,000	3,205,125
Spansion LLC 7.875% 11/15/17 (c)	5,850,000	5,440,500
SunGard Data Systems, Inc.:
7.375% 11/15/18	595,000	556,325
10.25% 8/15/15	3,080,000	3,080,000
		66,163,175
Telecommunications - 9.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	5,850,000	4,957,875
Digicel Group Ltd.:
8.25% 9/1/17 (c)	4,370,000	4,107,800
8.875% 1/15/15 (c)	3,750,000	3,562,500
9.125% 1/15/15 pay-in-kind (c)(d)	4,447,000	4,246,885
EH Holding Corp. 6.5% 6/15/19 (c)	2,560,000	2,464,000
Equinix, Inc. 8.125% 3/1/18	2,745,000	2,882,250
Global Crossing Ltd.:
9% 11/15/19 (c)	2,440,000	2,891,400
12% 9/15/15	915,000	1,037,381
Intelsat Jackson Holdings SA 9.5% 6/15/16	5,125,000	5,265,938
Intelsat Ltd. 11.25% 6/15/16	680,000	690,200
Intelsat Luxembourg SA:
11.25% 2/4/17	3,140,000	2,826,000
11.5% 2/4/17 pay-in-kind (c)(d)	2,730,000	2,381,925
11.5% 2/4/17 pay-in-kind (d)	10,481,864	9,459,882
MetroPCS Wireless, Inc. 7.875% 9/1/18	2,085,000	1,980,750
Nextel Communications, Inc.:
5.95% 3/15/14	4,895,000	4,589,063
6.875% 10/31/13	3,945,000	3,836,513
7.375% 8/1/15	6,745,000	6,390,888

	Principal Amount	Value
Sprint Capital Corp. 8.75% 3/15/32	$ 1,205,000	$ 1,046,844
Sprint Nextel Corp. 6% 12/1/16	6,290,000	5,409,400
U.S. West Communications 7.5% 6/15/23	9,460,000	9,034,300
VimpelCom Holdings BV:
6.2546% 3/1/17 (c)	3,940,000	3,388,400
7.5043% 3/1/22 (c)	3,885,000	3,108,000
Wind Acquisition Finance SA:
7.25% 2/15/18 (c)	2,585,000	2,206,944
11.75% 7/15/17 (c)	5,535,000	4,843,125
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	5,822,479	4,312,920
		96,921,183
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20	1,535,000	1,504,300
TOTAL NONCONVERTIBLE BONDS (Cost $928,396,732)		885,849,165
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1068% 4/25/21 (d) (Cost $599)	30,099	19,962
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(c)	1	873,375
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(e)	48,889	390,623
TOTAL COMMON STOCKS (Cost $3,248,508)		1,263,998
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.6%
Automotive - 0.4%
General Motors Co. 4.75%	111,200	3,900,896
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	2,484,720
TOTAL CONVERTIBLE PREFERRED STOCKS		6,385,616
Nonconvertible Preferred Stocks - 0.2%
Banks & Thrifts - 0.2%
GMAC LLC 7.00% (c)	3,795	2,277,000
TOTAL PREFERRED STOCKS (Cost $11,095,998)		8,662,616
Floating Rate Loans - 10.0%
	Principal Amount	Value
Air Transportation - 1.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (d)	$ 7,326,638	$ 6,887,039
US Airways Group, Inc. term loan 2.7388% 3/23/14 (d)	5,620,347	4,749,193
		11,636,232
Automotive - 1.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	5,865,300	5,102,811
Federal-Mogul Corp.:
Tranche B, term loan 2.1591% 12/27/14 (d)	3,617,715	3,292,121
Tranche C, term loan 2.1664% 12/27/15 (d)	2,434,428	2,215,329
		10,610,261
Broadcasting - 1.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8889% 1/29/16 (d)	7,027,834	4,901,914
Univision Communications, Inc. term loan 4.4889% 3/31/17 (d)	6,722,026	5,629,697
		10,531,611
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (d)	3,138,363	3,036,366
Capital Goods - 0.2%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (d)	480,000	475,205
Tranche B 1LN, term loan 4.755% 6/7/18 (d)	1,452,992	1,394,872
		1,870,077
Chemicals - 0.3%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (d)	3,430,000	3,395,700
Consumer Products - 0.3%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (d)	3,002,313	2,747,116
Containers - 0.5%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	1,523,734	1,508,496
Tranche 2LN, term loan 10% 9/2/16 (d)	2,070,000	2,051,888
Sealed Air Corp. Tranche B, term loan 5% 9/19/18 (d)	2,205,000	2,207,756
		5,768,140
Electric Utilities - 0.1%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (d)	666,650	649,184
Energy - 0.5%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (d)	5,180,400	5,057,624

	Principal Amount	Value
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (d)	$ 2,074,575	$ 1,918,982
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (d)	1,338,275	1,291,435
Healthcare - 1.1%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (d)	3,258,625	3,083,474
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (d)	953,502	951,118
HCA, Inc. Tranche B2, term loan 3.6186% 3/31/17 (d)	3,135,000	2,939,063
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (d)	4,743,113	4,446,668
		11,420,323
Leisure - 0.2%
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (d)	1,665,000	1,648,350
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	925,000	952,750
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (d)	2,805,900	2,588,443
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	2,129,300	2,049,451
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	3,335,000	3,084,875
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (d)	485,100	459,632
		3,544,507
Technology - 0.8%
Avaya, Inc. Tranche B 3LN, term loan 4.8143% 10/26/17 (d)	3,451,900	2,882,336
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (d)	323,375	316,908
First Data Corp.:
term loan 4.2346% 3/24/18 (d)	4,253,713	3,445,508
Tranche B1, term loan 2.9846% 9/24/14 (d)	604,466	522,863
Godaddy.Com, Inc. Tranche B, term loan 9/23/18 (d)	1,235,000	1,170,163
		8,337,778
Telecommunications - 1.5%
Asurion LLC:
term loan 9% 5/24/19 (d)	5,360,000	5,065,200
Tranche B, term loan 5.5% 5/24/18 (d)	2,840,682	2,670,241
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (d)	$ 1,155,000	$ 887,906
Intelsat Jackson Holdings SA term loan 3.2461% 2/1/14 (d)	830,000	777,088
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (d)	4,060,814	3,888,230
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (d)	2,965,100	2,890,973
		16,179,638
TOTAL FLOATING RATE LOANS (Cost $111,295,829)		105,233,968
Money Market Funds - 3.7%
Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $39,576,616)	39,576,616	39,576,616
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,093,614,282)	1,040,606,325
NET OTHER ASSETS (LIABILITIES) - 1.7%	17,482,096
NET ASSETS - 100%	$ 1,058,088,421
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $357,369,766 or 33.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $390,623 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 72,063
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,291,519	$ 3,900,896	$ -	$ 390,623
Financials	2,277,000	-	2,277,000	-
Telecommunication Services	873,375	-	-	873,375
Utilities	2,484,720	2,484,720	-	-
Corporate Bonds	885,849,165	-	885,849,165	-
Commercial Mortgage Securities	19,962	-	-	19,962
Floating Rate Loans	105,233,968	-	105,233,968	-
Money Market Funds	39,576,616	39,576,616	-	-
Total Investments in Securities:	$ 1,040,606,325	$ 45,962,232	$ 993,360,133	$ 1,283,960
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 402,835
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	33,481
Cost of Purchases	873,375
Proceeds of Sales	(29,167)
Amortization/Accretion	3,436
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,283,960
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 33,481

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $1,086,934,797. Net unrealized depreciation aggregated $46,328,472, of which $22,505,304 related to appreciated investment securities and $68,833,776 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

September 30, 2011

1.808774.107

VIPOVRS-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 2.4%
Aristocrat Leisure Ltd.	1,050,218	$ 2,102,675
BHP Billiton Ltd.	318,002	10,534,087
Fortescue Metals Group Ltd.	258,379	1,079,759
Macquarie Group Ltd.	109,707	2,373,619
Newcrest Mining Ltd.	304,955	10,056,344
Rio Tinto Ltd.	24,301	1,424,056
Westfield Group unit	707,707	5,250,585
TOTAL AUSTRALIA		32,821,125
Bailiwick of Jersey - 1.0%
Glencore International PLC (d)	210,800	1,324,716
Informa PLC	1,151,821	5,885,507
WPP PLC	707,141	6,551,370
TOTAL BAILIWICK OF JERSEY		13,761,593
Belgium - 0.4%
Ageas	743,600	1,309,106
Anheuser-Busch InBev SA NV	33,577	1,782,305
Hamon & Compagnie International SA	73,974	1,822,640
TOTAL BELGIUM		4,914,051
Bermuda - 1.0%
Clear Media Ltd. (a)	2,035,000	927,924
Huabao International Holdings Ltd.	3,094,000	2,517,708
Oriental Watch Holdings Ltd.	11,784,000	5,528,610
Signet Jewelers Ltd.	161,500	5,458,700
TOTAL BERMUDA		14,432,942
Brazil - 0.1%
Drogasil SA	66,000	394,737
Marisa Lojas SA	58,600	675,722
TOTAL BRAZIL		1,070,459
British Virgin Islands - 0.5%
Gem Diamonds Ltd. (a)	703,600	2,292,552
Mail.ru Group Ltd.:
GDR (a)(e)	6,600	193,050
GDR (Reg. S)	137,600	4,024,800
TOTAL BRITISH VIRGIN ISLANDS		6,510,402
Canada - 1.7%
Barrick Gold Corp.	87,700	4,108,506
Kinross Gold Corp.	193,000	2,866,555
Potash Corp. of Saskatchewan, Inc.	170,900	7,417,676
Suncor Energy, Inc.	183,800	4,691,871
Yamana Gold, Inc.	334,100	4,582,999
TOTAL CANADA		23,667,607
Cayman Islands - 3.4%
Bosideng International Holdings Ltd.	6,852,000	1,415,775
China ZhengTong Auto Services Holdings Ltd.	1,218,500	1,081,533
E-Commerce China Dangdang, Inc. ADR (d)	59,800	295,412

	Shares	Value
Hengdeli Holdings Ltd.	36,718,000	$ 12,595,596
Natural Beauty Bio-Technology Ltd.	8,580,000	1,238,813
Noah Holdings Ltd. sponsored ADR (d)	111,200	1,023,040
Perfect World Co. Ltd. sponsored ADR Class B (a)	483,500	5,395,860
Renren, Inc. ADR (d)	25,900	132,090
Shenguan Holdings Group Ltd.	5,328,000	2,705,189
Silver Base Group Holdings Ltd.	7,956,000	7,033,043
Tencent Holdings Ltd.	681,500	14,135,566
TOTAL CAYMAN ISLANDS		47,051,917
China - 0.2%
Baidu.com, Inc. sponsored ADR (a)	30,800	3,292,828
Denmark - 2.5%
Carlsberg A/S Series B	107,200	6,384,157
Danske Bank A/S (a)	96,100	1,358,979
Novo Nordisk A/S:
Series B	51,925	5,178,512
Series B sponsored ADR	215,200	21,416,704
TOTAL DENMARK		34,338,352
France - 12.5%
Accor SA	176,600	4,767,665
Alstom SA	685,995	22,862,515
Atos Origin SA	72,705	3,174,110
AXA SA	116,320	1,542,871
AXA SA sponsored ADR	158,600	2,085,590
BNP Paribas SA	158,599	6,385,353
Carrefour SA	57,448	1,319,246
Club Mediterranee SA (a)	85,000	1,477,632
Compagnie Generale de Geophysique SA (a)	184,500	3,249,816
Credit Agricole SA (d)	142,547	998,849
Danone	283,312	17,536,661
Gameloft (a)	378,200	1,874,836
GDF Suez	185,600	5,580,085
Iliad SA	28,200	3,173,718
Ingenico SA	104,788	3,957,734
Ipsos SA (d)	149,292	4,845,519
Lafarge SA (Bearer)	85,200	2,967,925
Laurent-Perrier Group	21,000	2,105,965
LVMH Moet Hennessy - Louis Vuitton	170,012	22,698,484
Pernod-Ricard SA	128,800	10,152,072
Safran SA	160,300	4,976,219
Sanofi-aventis	109,893	7,228,681
Sanofi-aventis sponsored ADR	583,000	19,122,400
Societe Generale Series A	98,343	2,635,199
Total SA	245,500	10,831,723
Total SA sponsored ADR	31,400	1,377,518
Vivendi	144,750	2,974,009
TOTAL FRANCE		171,902,395
Germany - 9.1%
adidas AG	250,100	15,338,469
Common Stocks - continued
	Shares	Value
Germany - continued
Allianz AG	77,600	$ 7,367,206
Bayer AG	112,878	6,268,647
Commerzbank AG (a)	1,433,700	3,647,735
Deutsche Bank AG	142,446	4,936,125
Deutsche Boerse AG (a)	180,720	9,140,357
Deutsche Post AG	273,501	3,526,953
E.ON AG	269,387	5,902,923
Fresenius Medical Care AG & Co. KGaA	49,600	3,364,948
HeidelbergCement AG	108,700	3,991,162
Hugo Boss AG	66,900	5,019,427
K&S AG	37,600	1,993,901
Kabel Deutschland Holding AG (a)	123,000	6,654,438
Linde AG	69,387	9,366,194
Munich Re Group	23,549	2,951,591
Puma AG	52,883	15,573,411
SAP AG	189,513	9,643,213
SAP AG sponsored ADR (d)	159,500	8,073,890
Tom Tailor Holding AG (a)	88,850	1,345,166
TOTAL GERMANY		124,105,756
Hong Kong - 1.8%
AIA Group Ltd.	1,274,400	3,608,979
China Unicom (Hong Kong) Ltd. sponsored ADR	221,600	4,520,640
Emperor Watch & Jewellery Ltd.	13,390,000	1,593,999
Henderson Land Development Co. Ltd.	814,919	3,658,610
Television Broadcasts Ltd.	1,125,000	6,136,690
Wharf Holdings Ltd.	1,050,000	5,180,289
TOTAL HONG KONG		24,699,207
Ireland - 2.3%
CRH PLC	1,328,456	20,531,837
Kingspan Group PLC (United Kingdom)	1,050,400	8,662,091
Paddy Power PLC (Ireland)	51,300	2,646,172
TOTAL IRELAND		31,840,100
Israel - 0.3%
Israel Chemicals Ltd.	116,100	1,389,204
Teva Pharmaceutical Industries Ltd. sponsored ADR	59,700	2,222,034
TOTAL ISRAEL		3,611,238
Italy - 2.7%
Assicurazioni Generali SpA	158,500	2,535,558
ENI SpA sponsored ADR	41,600	1,461,408
Intesa Sanpaolo SpA	1,698,618	2,708,212
Saipem SpA	546,772	19,456,930
Sorin SpA (a)	3,944,800	8,678,369
UniCredit SpA	1,990,938	2,140,636
TOTAL ITALY		36,981,113
Japan - 18.4%
Aozora Bank Ltd.	1,662,000	3,826,865
Asahi Glass Co. Ltd.	421,000	4,110,584

	Shares	Value
Calbee, Inc.	48,500	$ 2,407,958
Canon, Inc.	139,500	6,334,554
Canon, Inc. sponsored ADR	53,200	2,407,832
CyberAgent, Inc. (d)	708	1,891,057
Dai-ichi Mutual Life Insurance Co.	1,893	1,956,841
DeNA Co. Ltd.	80,300	3,364,104
Denso Corp.	87,400	2,809,841
eAccess Ltd. (d)	3,575	902,805
East Japan Railway Co.	43,300	2,625,303
Fanuc Corp.	29,000	3,994,890
Fuji Media Holdings, Inc.	1,691	2,431,338
GREE, Inc.	100,900	3,077,382
Honda Motor Co. Ltd.	254,400	7,453,095
Japan Retail Fund Investment Corp.	3,506	5,637,327
Japan Tobacco, Inc.	1,617	7,564,103
JFE Holdings, Inc.	123,900	2,501,237
Kakaku.com, Inc.	104,400	4,285,695
KDDI Corp.	2,539	17,480,522
Keyence Corp.	30,200	8,264,892
Mazda Motor Corp. (a)	2,583,000	5,225,099
Mitsubishi Corp.	496,100	10,101,071
Mitsubishi Estate Co. Ltd.	313,000	5,077,382
Mitsubishi UFJ Financial Group, Inc.	2,944,500	13,382,663
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	489,200	2,176,940
Mitsui & Co. Ltd.	611,300	8,855,422
Mizuho Financial Group, Inc.	1,836,800	2,689,957
MS&AD Insurance Group Holdings, Inc.	141,900	3,087,615
Murata Manufacturing Co. Ltd.	27,500	1,493,189
NKSJ Holdings, Inc.	95,000	2,109,077
Nomura Holdings, Inc.	1,041,300	3,797,774
ORIX Corp.	83,930	6,587,879
Rakuten, Inc.	23,936	27,888,338
SOFTBANK CORP.	444,600	13,009,867
Sony Corp.	89,900	1,720,976
Sony Corp. sponsored ADR (d)	34,500	655,500
Start Today Co. Ltd.	330,300	7,157,356
Sumitomo Mitsui Financial Group, Inc.	324,200	9,135,117
Tokio Marine Holdings, Inc.	158,300	4,012,056
Tokyo Electron Ltd.	35,700	1,619,449
Toshiba Corp.	1,394,000	5,687,122
Toyota Motor Corp.	412,300	14,134,224
Toyota Motor Corp. sponsored ADR (d)	47,600	3,249,176
Yahoo! Japan Corp.	12,647	3,928,211
TOTAL JAPAN		252,109,685
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	7,985	5,561,177
Luxembourg - 0.2%
ArcelorMittal SA Class A unit (d)	117,100	1,863,061
L'Occitane Ltd. (a)	667,000	1,343,449
TOTAL LUXEMBOURG		3,206,510
Common Stocks - continued
	Shares	Value
Netherlands - 1.5%
AEGON NV (a)	308,300	$ 1,249,703
ASML Holding NV	58,700	2,027,498
Gemalto NV	116,666	5,593,521
ING Groep NV (Certificaten Van Aandelen) (a)	574,784	4,054,596
Koninklijke Philips Electronics NV	268,116	4,810,707
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	138,500	2,484,690
TOTAL NETHERLANDS		20,220,715
Norway - 0.7%
Aker Solutions ASA	437,400	4,236,293
DnB NOR ASA	303,800	3,074,333
Kvaerner ASA (a)	1,900	2,515
StatoilHydro ASA	14,100	302,572
StatoilHydro ASA sponsored ADR (d)	103,300	2,226,115
TOTAL NORWAY		9,841,828
Russia - 0.2%
Uralkali JSC GDR (Reg. S)	66,800	2,304,600
Singapore - 0.2%
United Overseas Bank Ltd.	180,973	2,328,160
South Africa - 0.4%
Harmony Gold Mining Co. Ltd. sponsored ADR	228,800	2,683,824
Impala Platinum Holdings Ltd.	121,100	2,462,022
TOTAL SOUTH AFRICA		5,145,846
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA (d)	665,708	5,512,038
Banco Bilbao Vizcaya Argentaria SA rights 10/14/11 (a)(d)	665,708	98,111
Santander SA:
(Spain)	1,310,749	10,716,947
(Spain) sponsored ADR	237,800	1,911,912
EDP Renovaveis SA (a)	628,538	3,444,251
Iberdrola SA	555,800	3,776,175
NH Hoteles SA (a)	636,800	2,674,734
Telefonica SA	476,670	9,135,625
Telefonica SA sponsored ADR	74,300	1,420,616
TOTAL SPAIN		38,690,409
Sweden - 0.7%
Nordea Bank AB	417,800	3,420,599
Swedbank AB (A Shares)	102,432	1,143,041
Swedish Match Co.	172,200	5,719,597
TOTAL SWEDEN		10,283,237
Switzerland - 7.3%
Adecco SA (Reg.)	363,299	14,497,490
Compagnie Financiere Richemont SA Series A	366,327	16,550,188
Credit Suisse Group	71,082	1,859,592
Credit Suisse Group sponsored ADR (d)	109,200	2,865,408

	Shares	Value
Julius Baer Group Ltd.	97,700	$ 3,309,124
Roche Holding AG (participation certificate)	109,035	17,695,332
Sika AG (Bearer)	2,220	3,957,988
Swiss Re Ltd.	54,026	2,534,406
Syngenta AG (Switzerland)	33,920	8,814,724
The Swatch Group AG (Bearer)	35,070	11,696,449
Transocean Ltd. (United States)	69,100	3,298,834
UBS AG (a)	504,997	5,776,445
UBS AG (NY Shares) (a)	139,643	1,596,119
Zurich Financial Services AG	25,658	5,406,750
TOTAL SWITZERLAND		99,858,849
Taiwan - 0.8%
Catcher Technology Co. Ltd.	212,000	1,214,185
HTC Corp.	437,745	9,614,672
TOTAL TAIWAN		10,828,857
United Kingdom - 18.3%
Anglo American PLC:
ADR	238,400	4,071,872
(United Kingdom)	222,480	7,734,924
ARM Holdings PLC	219,900	1,880,928
Aviva PLC	431,600	2,030,217
Barclays PLC	2,049,776	5,027,911
Barclays PLC sponsored ADR (d)	557,400	5,451,372
BG Group PLC	966,338	18,712,455
BHP Billiton PLC	638,404	17,058,109
BP PLC	1,601,793	9,605,991
BP PLC sponsored ADR	3,895	140,493
British Sky Broadcasting Group PLC	360,800	3,736,712
Centrica PLC	854,600	3,968,229
Diageo PLC	528,899	10,086,581
Dunelm Group PLC	360,900	2,662,582
Hays PLC	1,754,300	1,894,867
HSBC Holdings PLC:
(United Kingdom)	1,128,622	8,646,395
sponsored ADR	506,070	19,250,903
Imperial Tobacco Group PLC	499,406	16,934,340
Johnson Matthey PLC	109,170	2,702,310
Legal & General Group PLC	1,128,633	1,701,412
Lloyds Banking Group PLC (a)	7,692,544	4,130,707
Lloyds Banking Group PLC sponsored ADR (a)(d)	1,021,200	2,134,308
Man Group PLC	1,572,977	4,134,065
Prudential PLC	239,221	2,054,901
Reckitt Benckiser Group PLC	309,300	15,789,956
Rio Tinto PLC	176,515	7,829,868
Rio Tinto PLC sponsored ADR	103,200	4,549,056
Rolls-Royce Group PLC	266,000	2,468,616
Royal Bank of Scotland Group PLC (a)	2,898,000	1,036,986
Royal Dutch Shell PLC:
Class A (United Kingdom)	281,700	8,705,639
Class B	286,299	8,910,115
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	213,140	$ 4,278,569
Sthree PLC	229,400	817,230
Vodafone Group PLC	6,973,198	17,975,929
Vodafone Group PLC sponsored ADR	137,000	3,514,050
William Hill PLC	3,687,000	13,008,306
Xstrata PLC	425,700	5,449,994
TOTAL UNITED KINGDOM		250,086,898
United States of America - 2.5%
Apple, Inc. (a)	29,500	11,244,810
Deckers Outdoor Corp. (a)	110,600	10,314,556
Google, Inc. Class A (a)	16,400	8,435,832
Republic Services, Inc.	145,100	4,071,506
TOTAL UNITED STATES OF AMERICA		34,066,704
TOTAL COMMON STOCKS (Cost $1,454,277,632)		1,319,534,560
Nonconvertible Preferred Stocks - 1.9%

Germany - 1.9%
Volkswagen AG (Cost $21,369,327)	193,347	25,917,583
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	569,630	$ 569,630
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	29,119,163	29,119,163
TOTAL MONEY MARKET FUNDS (Cost $29,688,793)		29,688,793
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,505,335,752)	1,375,140,936
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(5,148,832)
NET ASSETS - 100%	$ 1,369,992,104
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $193,050 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,778
Fidelity Securities Lending Cash Central Fund	1,428,382
Total	$ 1,443,160
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 252,109,685	$ 8,489,448	$ 243,620,237	$ -
United Kingdom	250,086,898	145,106,621	104,980,277	-
France	171,902,395	150,592,175	21,310,220	-
Germany	150,023,339	132,079,053	17,944,286	-
Switzerland	99,858,849	83,408,088	16,450,761	-
Cayman Islands	47,051,917	6,846,402	40,205,515	-
Spain	38,690,409	13,325,799	25,364,610	-
Italy	36,981,113	36,981,113	-	-
Denmark	34,338,352	29,159,840	5,178,512	-
Other	264,409,186	143,090,519	121,318,667	-
Money Market Funds	29,688,793	29,688,793	-	-
Total Investments in Securities:	$ 1,375,140,936	$ 778,767,851	$ 596,373,085	$ -
Transfers from Level 1 to Level 2 during the period were $371,356,155.
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $1,527,577,466. Net unrealized depreciation aggregated $152,436,530, of which $160,954,933 related to appreciated investment securities and $313,391,463 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

September 30, 2011

1.808786.107

VIPVAL-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.3%
Modine Manufacturing Co. (a)	23,065	$ 208,969
Tenneco, Inc. (a)	7,400	189,514
		398,483
Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings, Inc.	4,200	97,398
Denny's Corp. (a)	94,344	314,166
McDonald's Corp.	4,000	351,280
Red Robin Gourmet Burgers, Inc. (a)	11	265
Starbucks Corp.	15,421	575,049
Starwood Hotels & Resorts Worldwide, Inc.	6,300	244,566
Wyndham Worldwide Corp.	19,196	547,278
		2,130,002
Household Durables - 1.3%
D.R. Horton, Inc.	92,428	835,549
Lennar Corp. Class A	63,200	855,728
Toll Brothers, Inc. (a)	100	1,443
		1,692,720
Media - 3.3%
The Walt Disney Co.	50,534	1,524,105
Time Warner Cable, Inc.	19,700	1,234,599
Time Warner, Inc.	41,300	1,237,761
Virgin Media, Inc.	14,600	355,510
		4,351,975
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	9,700	563,570
Lowe's Companies, Inc.	27,600	533,784
TJX Companies, Inc.	8,000	443,760
		1,541,114
Textiles, Apparel & Luxury Goods - 2.3%
PVH Corp.	17,100	995,904
Ralph Lauren Corp.	8,180	1,060,946
VF Corp.	8,500	1,032,920
		3,089,770
TOTAL CONSUMER DISCRETIONARY		13,204,064
CONSUMER STAPLES - 10.1%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	5,031	267,051
The Coca-Cola Co.	16,300	1,101,228
		1,368,279
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	6,336	276,566
CVS Caremark Corp.	29,300	983,894
Walgreen Co.	4,000	131,560
		1,392,020

	Shares	Value
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (a)	6,380	$ 592,957
Kraft Foods, Inc. Class A	40,900	1,373,422
		1,966,379
Household Products - 3.8%
Colgate-Palmolive Co.	12,490	1,107,613
Procter & Gamble Co.	61,700	3,898,207
		5,005,820
Tobacco - 2.8%
British American Tobacco PLC sponsored ADR	6,300	533,799
Imperial Tobacco Group PLC	30,406	1,031,036
Lorillard, Inc.	5,900	653,130
Philip Morris International, Inc.	24,445	1,524,879
		3,742,844
TOTAL CONSUMER STAPLES		13,475,342
ENERGY - 13.0%
Energy Equipment & Services - 2.8%
Ensco International Ltd. ADR	12,900	521,547
National Oilwell Varco, Inc.	26,000	1,331,720
Noble Corp.	38,000	1,115,300
Oceaneering International, Inc.	19,900	703,266
		3,671,833
Oil, Gas & Consumable Fuels - 10.2%
Apache Corp.	11,400	914,736
Atlas Pipeline Partners, LP	6,600	197,142
Cabot Oil & Gas Corp.	7,500	464,325
Chevron Corp.	37,922	3,508,543
Exxon Mobil Corp.	43,600	3,166,668
Hess Corp.	10,700	561,322
HollyFrontier Corp.	30,012	786,915
Occidental Petroleum Corp.	17,198	1,229,657
Royal Dutch Shell PLC Class A sponsored ADR	37,913	2,332,408
Talisman Energy, Inc.	40,800	501,292
		13,663,008
TOTAL ENERGY		17,334,841
FINANCIALS - 21.8%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	7,908	747,701
Morgan Stanley	72,360	976,860
		1,724,561
Commercial Banks - 6.4%
BB&T Corp.	21,400	456,462
CIT Group, Inc. (a)	12,770	387,825
Comerica, Inc.	11,200	257,264
First Horizon National Corp.	22,100	131,716
Huntington Bancshares, Inc.	77,022	369,706
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	67,555	$ 400,601
SunTrust Banks, Inc.	27,400	491,830
U.S. Bancorp	108,734	2,559,598
Wells Fargo & Co.	135,126	3,259,239
Zions Bancorporation	13,055	183,684
		8,497,925
Consumer Finance - 1.1%
Capital One Financial Corp.	23,200	919,416
Discover Financial Services	23,839	546,867
		1,466,283
Diversified Financial Services - 4.4%
Citigroup, Inc.	97,347	2,494,030
JPMorgan Chase & Co.	114,819	3,458,348
		5,952,378
Insurance - 5.3%
ACE Ltd.	7,200	436,320
AFLAC, Inc.	17,240	602,538
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,300	881,539
Hartford Financial Services Group, Inc.	35,773	577,376
Lincoln National Corp.	36,568	571,558
MetLife, Inc.	29,900	837,499
Prudential Financial, Inc.	24,000	1,124,640
The Chubb Corp.	6,200	371,938
Unum Group	9,220	193,251
Validus Holdings Ltd.	24,157	601,992
XL Group PLC Class A	48,000	902,400
		7,101,051
Real Estate Investment Trusts - 2.6%
CBL & Associates Properties, Inc.	66,500	755,440
DiamondRock Hospitality Co.	28,454	198,893
Lexington Corporate Properties Trust (d)	44,700	292,338
Prologis, Inc.	7,587	183,985
Public Storage	5,300	590,155
Rayonier, Inc.	7,500	275,925
Segro PLC	791	2,717
The Macerich Co.	7,363	313,885
Ventas, Inc.	6,100	301,340
Weyerhaeuser Co.	36,700	570,685
		3,485,363
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	64,894	873,473
Forest City Enterprises, Inc. Class A (a)	9,100	97,006
		970,479
TOTAL FINANCIALS		29,198,040

	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 2.7%
Amgen, Inc.	27,100	$ 1,489,145
Anthera Pharmaceuticals, Inc. (a)	30,300	144,531
Ardea Biosciences, Inc. (a)	11,300	176,506
ARIAD Pharmaceuticals, Inc. (a)	36,800	323,472
ArQule, Inc. (a)	25,400	128,270
BioMarin Pharmaceutical, Inc. (a)	9,800	312,326
Human Genome Sciences, Inc. (a)	8,900	112,941
Pharmasset, Inc. (a)	7,200	593,064
Theravance, Inc. (a)	6,900	138,966
ZIOPHARM Oncology, Inc. (a)	35,800	157,878
		3,577,099
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	74,100	437,931
Covidien PLC	14,700	648,270
Zimmer Holdings, Inc. (a)	4,857	259,850
		1,346,051
Health Care Providers & Services - 2.0%
Emeritus Corp. (a)	464	6,542
Express Scripts, Inc. (a)	11,400	422,598
Fresenius Medical Care AG & Co. KGaA sponsored ADR	2,900	195,837
Humana, Inc.	3,500	254,555
McKesson Corp.	5,439	395,415
Sunrise Senior Living, Inc. (a)	37,800	175,014
UnitedHealth Group, Inc.	27,600	1,272,912
		2,722,873
Pharmaceuticals - 6.8%
Bristol-Myers Squibb Co.	10,400	326,352
Cadence Pharmaceuticals, Inc. (a)	17,747	116,243
Eli Lilly & Co.	22,100	817,037
Johnson & Johnson	29,092	1,853,451
Merck & Co., Inc.	65,870	2,154,608
Pfizer, Inc.	101,604	1,796,359
Sanofi-aventis sponsored ADR	37,700	1,236,560
Shire PLC	10,100	315,035
Valeant Pharmaceuticals International, Inc. (Canada)	13,800	514,193
		9,129,838
TOTAL HEALTH CARE		16,775,861
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.8%
DigitalGlobe, Inc. (a)	6,452	125,362
GeoEye, Inc. (a)	4,672	132,451
Precision Castparts Corp.	5,000	777,300
United Technologies Corp.	18,468	1,299,408
		2,334,521
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.5%
Armstrong World Industries, Inc.	10,600	$ 365,064
Owens Corning (a)	15,375	333,330
		698,394
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	24,237	680,090
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	11,800	180,540
Fluor Corp.	5,500	256,025
		436,565
Electrical Equipment - 0.3%
Regal-Beloit Corp.	10,000	453,800
Industrial Conglomerates - 3.2%
Danaher Corp.	22,200	931,068
General Electric Co.	208,748	3,181,320
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	7,700	138,138
		4,250,526
Machinery - 0.8%
Cummins, Inc.	7,471	610,082
Ingersoll-Rand Co. Ltd.	16,786	471,519
		1,081,601
Professional Services - 0.2%
Robert Half International, Inc.	10,000	212,200
Road & Rail - 0.5%
Union Pacific Corp.	7,900	645,193
TOTAL INDUSTRIALS		10,792,890
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.4%
Cisco Systems, Inc.	68,300	1,057,967
Juniper Networks, Inc. (a)	12,726	219,651
QUALCOMM, Inc.	13,075	635,837
		1,913,455
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	48,049	1,078,700
Western Digital Corp. (a)	4,600	118,312
		1,197,012
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	24,500	680,610
TE Connectivity Ltd.	27,700	779,478
		1,460,088
Internet Software & Services - 0.5%
eBay, Inc. (a)	21,700	639,933
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	6,800	426,360

	Shares	Value
Fidelity National Information Services, Inc.	13,600	$ 330,752
MasterCard, Inc. Class A	2,121	672,696
		1,429,808
Office Electronics - 0.3%
Xerox Corp.	63,434	442,135
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	9,900	309,375
Intersil Corp. Class A	44,800	460,992
KLA-Tencor Corp.	11,600	444,048
Lam Research Corp. (a)	10,600	402,588
ON Semiconductor Corp. (a)	75,600	542,052
		2,159,055
Software - 1.9%
Microsoft Corp.	61,276	1,525,160
Oracle Corp.	34,300	985,782
		2,510,942
TOTAL INFORMATION TECHNOLOGY		11,752,428
MATERIALS - 2.1%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	10,400	794,248
Containers & Packaging - 0.2%
Ball Corp.	9,700	300,894
Metals & Mining - 1.3%
Carpenter Technology Corp.	11,400	511,746
Goldcorp, Inc.	6,700	307,230
Newcrest Mining Ltd.	9,860	325,148
Newmont Mining Corp.	5,114	321,671
Reliance Steel & Aluminum Co.	6,400	217,664
		1,683,459
TOTAL MATERIALS		2,778,601
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	127,172	3,626,945
CenturyLink, Inc.	12,700	420,624
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	14,000	285,600
Verizon Communications, Inc.	47,534	1,749,251
		6,082,420
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	9,700	521,860
SBA Communications Corp. Class A (a)	13,700	472,376
Sprint Nextel Corp. (a)	319,687	971,848
		1,966,084
TOTAL TELECOMMUNICATION SERVICES		8,048,504
Common Stocks - continued
	Shares	Value
UTILITIES - 4.8%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	21,329	$ 810,929
Edison International	14,907	570,193
El Paso Electric Co.	7,500	240,675
FirstEnergy Corp.	23,900	1,073,349
NextEra Energy, Inc.	17,300	934,546
PPL Corp.	56,227	1,604,719
Southern Co.	18,000	762,660
		5,997,071
Multi-Utilities - 0.3%
CMS Energy Corp.	19,200	379,968
TOTAL UTILITIES		6,377,039
TOTAL COMMON STOCKS (Cost $138,667,995)		129,737,610
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	3,540,036	$ 3,540,036
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	212,125	212,125
TOTAL MONEY MARKET FUNDS (Cost $3,752,161)		3,752,161
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $142,420,156)	133,489,771
NET OTHER ASSETS (LIABILITIES) - 0.1%	186,791
NET ASSETS - 100%	$ 133,676,562
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,995
Fidelity Securities Lending Cash Central Fund	6,669
Total	$ 10,664
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,204,064	$ 13,204,064	$ -	$ -
Consumer Staples	13,475,342	13,208,291	267,051	-
Energy	17,334,841	17,334,841	-	-
Financials	29,198,040	29,198,040	-	-
Health Care	16,775,861	16,460,826	315,035	-
Industrials	10,792,890	10,792,890	-	-
Information Technology	11,752,428	11,752,428	-	-
Materials	2,778,601	2,453,453	325,148	-
Telecommunication Services	8,048,504	8,048,504	-	-
Utilities	6,377,039	6,377,039	-	-
Money Market Funds	3,752,161	3,752,161	-	-
Total Investments in Securities:	$ 133,489,771	$ 132,582,537	$ 907,234	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $143,411,996. Net unrealized depreciation aggregated $9,922,225, of which $8,858,106 related to appreciated investment securities and $18,780,331 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011